CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]

	December 31, 2022		December 31, 2021
In Colombian Pesos
Cash	Ps.	3,663,165	Ps.	3,508,811
Deposits in the Colombian central bank		4,541,687		4,752,234
Demand deposits in banks and other financial entities		1,712,116		725,100
Clearing houses		2,109		899
Investments in debt securities maturing in under three months		4,013		—
Cash held for specific purposes (1)		1,136,975		854,994
	Ps.	11,060,065	Ps.	9,842,038
In foreign currency
Cash	Ps.	103,696	Ps.	2,867,651
Demand deposits in banks and other financial entities		5,245,531		22,062,202
Investments in debt securities maturing in under three months		623,565		1,707,136
Cash held for specific purposes (1)		—		163,802
	Ps.	5,972,792	Ps.	26,800,791
Total cash and cash equivalents	Ps.	17,032,857	Ps.	36,642,829

(1) The variation in cash held for specific purposes corresponds to: Ps. 28,055 in Covipacifico due to higher funding, collections, payment of the difference in toll rates, and financial yields; Ps. 35,171 in Covioriente and Ps. 54,953 in Coviandina of restricted cash available for use in properties, networks and environmental, and ANI surpluses, toll collections and the transfer of resources from savings accounts to collective investment funds.